Angel Oak Mortgage Trust 2025-4 ABS 15G

Exhibit 99.29

TPR Firm:			Report Date:	XXX
Client Name:	XXX		Report:	Final Tape Compare
Deal Name:	XXX		Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	System Source	Reviewer Data	Tape Data
XXX	2025040501		XXX	XXX	Loan Type	the1003Page	XXX	XXX
XXX	2025040501		XXX	XXX	Property Type	propertyValuationPage	XXX	XXX